Segment information (Primary segments) - Narrative (Details) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€) business segment	Jun. 30, 2025 EUR (€)	Dec. 19, 2024
Operating segments
Number of businesses | business		2
Number of reportable segments | segment		6
Gains or losses on non-current assets held for sale not classified as discontinued operations		€ 4	€ 217
Caceis
Operating segments
Proportion of ownership interest in associate, sold (in percentage)				30.50%
Adjustments | TSB Banking Group Limited
Operating segments
Expense of restructuring activities	€ 250
Adjustments | Brazil
Operating segments
Impairment and reversal of impairment on financial assets, net			467
Impairment and reversal of impairment on financial assets, net of taxes and minority interest			231
Adjustments | UK
Operating segments
Provisions, net of taxes and minority interest	€ 39	€ 39
Adjustments | Caceis
Operating segments
Gains or losses on non-current assets held for sale not classified as discontinued operations			€ 231